Prepaid and other current assets	9 Months Ended
Sep. 30, 2024
Peak Bio, Inc. [Member]
Prepaid and other current assets

3. Prepaid and other current assets

Prepaid and other current assets consist of the following:

	September 30,	December 31,
	2024	2023
Prepaid directors and officers insurance current policies	$125,394	$1,222,734
Prepaid directors and officers insurance run-off policies	539,341	638,404
Other prepaid expenses	10,429	56,128
Other receivables	—	75,192
Prepaid and other current assets	$675,164	$1,992,458